Combined Balance Sheets $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Non-current assets:
Investment properties	$ 8,839,571	$ 7,971,158
Acquisition deposits	8,487	26,053
Deferred tax assets	629	4,452
Fixed assets, net	4,037	2,486
Derivatives	151,855	62,768
Loan receivable	0	10,500
Other assets	2,181	2,780
Total non-current assets	9,006,760	8,080,168
Current assets:
Assets held for sale	41,182	64,612
Loan receivable	69,186	0
Accounts receivable	12,176	10,771
Income taxes receivable	1,288	1,437
Prepaid expenses and other	14,681	7,196
Cash and cash equivalents	135,081	402,513
Total assets	9,280,354	8,566,697
Non-current liabilities:
Unsecured debt, net	2,583,930	2,425,089
Derivatives	6,391	18,624
Secured debt	0	763
Long-term portion of lease obligations	32,977	31,645
Deferred tax liabilities	557,391	604,667
Total non-current liabilities	3,180,689	3,080,788
Current liabilities:
Unsecured debt, net	399,707	0
Derivatives	7,076	0
Secured debt	51,373	0
Deferred revenue	17,358	12,099
Accounts payable and accrued liabilities	114,775	113,244
Distributions payable	16,991	16,969
Short-term portion of lease obligations	746	505
Income taxes payable	11,292	21,558
Total liabilities	3,800,007	3,245,163
Equity:
Stapled unitholders’ equity	5,475,375	5,318,653
Non-controlling interests	4,972	2,881
Total equity	5,480,347	5,321,534
Total liabilities and equity	$ 9,280,354	$ 8,566,697